OTHER NONCURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NONCURRENT LIABILITIES
Schedule of components of other noncurrent liabilities

	December 31,
	2016	2015
Pension liabilities	$266	$233
Employee benefit accrual	5	5
Asset retirement obligations	26	26
Other postretirement benefits	3	5
Environmental reserves	12	11
Restructuring and plant closing costs	7	7
Other	5	7
Total	$324	$294